FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations - GBP (£) £ in Millions		Dec. 31, 2018		Dec. 31, 2017
Financial assets at fair value through profit or loss, category [member] | Favourable changes [member] | Underlying asset/net asset value (incl. property prices) [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments				£ 5
Financial assets at fair value through profit or loss, category [member] | Favourable changes [member] | Inferred spreads (bps) (97 bps/103 bps) [member] | Discounted cash flow [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	[1]	£ 35
Financial assets at fair value through profit or loss, category [member] | Unfavourable changes [member] | Underlying asset/net asset value (incl. property prices) [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments				(5)
Financial assets at fair value through profit or loss, category [member] | Unfavourable changes [member] | Inferred spreads (bps) (97 bps/103 bps) [member] | Discounted cash flow [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	[1]	(35)
Financial assets available-for-sale, category [member] | Favourable changes [member] | Underlying asset/net asset value (incl. property prices) [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments				50
Financial assets available-for-sale, category [member] | Unfavourable changes [member] | Underlying asset/net asset value (incl. property prices) [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments				(4)
Derivative assets [member] | Favourable changes [member] | Interest rate volatility [member] | Option pricing model [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives				11
Derivative assets [member] | Unfavourable changes [member] | Interest rate volatility [member] | Option pricing model [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives				(3)
Consensus pricing [member] | Financial assets available-for-sale, category [member] | Unfavourable changes [member] | Broker quotes [member] | Lead manager [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities		(1)	[1]	(4)
Discounted cash flow [member] | Financial assets at fair value through profit or loss, category [member] | Favourable changes [member] | Disposal groups classified as held for sale [member] | Broker quotes [member] | Underlying asset/net asset value (incl. property prices) [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities, debt securities and property partnerships in the life funds	[1]			26
Discounted cash flow [member] | Financial assets at fair value through profit or loss, category [member] | Unfavourable changes [member] | Disposal groups classified as held for sale [member] | Broker quotes [member] | Underlying asset/net asset value (incl. property prices) [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities, debt securities and property partnerships in the life funds	[1]			(76)
Gross carrying amount [member] | Derivative liabilities [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives		8		804
Gross carrying amount [member] | Derivative liabilities [member] | Interest rate volatility [member] | Option pricing model [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives		8		804
Gross carrying amount [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments		2,721		50
Gross carrying amount [member] | Financial assets at fair value through profit or loss, category [member] | Underlying asset/net asset value (incl. property prices) [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments				50
Gross carrying amount [member] | Financial assets at fair value through profit or loss, category [member] | Inferred spreads (bps) (97 bps/103 bps) [member] | Discounted cash flow [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		2,721
Gross carrying amount [member] | Financial assets available-for-sale, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments		53		315
Gross carrying amount [member] | Financial assets available-for-sale, category [member] | Underlying asset/net asset value (incl. property prices) [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments				223
Gross carrying amount [member] | Derivative assets [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives		5		1,056
Gross carrying amount [member] | Derivative assets [member] | Interest rate volatility [member] | Option pricing model [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives		5		1,056
Gross carrying amount [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial liabilities carried at fair value		8		804
Gross carrying amount [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial assets carried at fair value		2,779		1,421
Gross carrying amount [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Disposal groups classified as held for sale [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial assets carried at fair value				1,746
Gross carrying amount [member] | Consensus pricing [member] | Financial assets available-for-sale, category [member] | Broker quotes [member] | Lead manager [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities		£ 53		92
Gross carrying amount [member] | Discounted cash flow [member] | Financial assets at fair value through profit or loss, category [member] | Disposal groups classified as held for sale [member] | Broker quotes [member] | Underlying asset/net asset value (incl. property prices) [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities, debt securities and property partnerships in the life funds				£ 1,746

[1]	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.